Bank Premises, Furniture, Fixtures and Equipment - Bank Premises, Furniture, Fixtures and Equipment (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	$ 39,665,523	$ 39,246,300
Less accumulated depreciation	21,009,832	20,006,070
Total	18,655,691	19,240,230
Land and buildings [Member]
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	24,206,122	24,085,233
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	$ 15,459,401	$ 15,161,067